Net loss per Share	6 Months Ended
Jun. 30, 2023
Net loss per Share [Abstract]
Net loss per Share

Note 4 - Net loss per Share

The following table presents the computation of basic and diluted net loss per share:

	Six months ended
	June 30, 2023	June 30, 2022
Numerator:
Net loss	$2,264,027	$2,273,700
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share*	7,938,525	7,071,018

Net loss per share Basic and diluted	$0.29	$0.32

*	after deduction of the weighted number of shares resulting from the purchase of treasury shares

The Company excluded the following potential ordinary shares, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Six months ended
	June 30, 2023	June 30, 2022
Options to purchase Ordinary Shares	216,426	285,422
Warrants	5,464,861	5,645,270
Total potentially dilutive securities	5,681,287	5,930,692